CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Period	$ 3	$ 26
Change Amount	$ (23)
Change Percentage	(88.00%)
Banks [Member]
Period	$ 3	$ 26
Change Amount	$ (23)
Change Percentage	(88.00%)